Note 7 - Convertible Debentures and Promissory Notes Payable (Tables)	12 Months Ended
Nov. 30, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
	November 30,	November 30,
	2020	2019
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly (“2018 Debenture”)	$500,000	$473,442

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“November 2019 Debenture”)	241,791	221,371
	$1,791,791	$1,744,813

	November 30,	November 30,
	2020	2019
	$	$
Promissory notes payable to two directors and officers of the Company, unsecured, no annual interest rate on the outstanding loan balance	163,758	159,863
	163,758	159,863